SHARE-BASED PAYMENTS (Details 1) - 9 months ended Sep. 30, 2019	USD ($) shares	$ / shares
Fair Value | $	$ 1,806,963
Units	1,940,000
Number of units vested	1,224,483
Option [Member]
Fair Value | $	$ 493,080
Units	562,500
Number of units vested	562,500
Weighted Average Exercise Price (C$) | $ / shares		$ 0.5
Fully vested options [Member]
Fair Value | $	$ 210,961
Units	187,500
Number of units vested	187,500
Weighted Average Exercise Price (C$) | $ / shares		.00
Deferred stock units [Member]
Fair Value | $	$ 304,405
Units	272,500
Number of units vested	107,319
Weighted Average Exercise Price (C$) | $ / shares		.00
Deferred Stock Units One [Member]
Fair Value | $	$ 798,517
Units	917,500
Number of units vested	367,164
Weighted Average Exercise Price (C$) | $ / shares		$ 0.5